Income Taxes (Tables)	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of Domestic and Foreign Components of Income Before Provision for (Benefit from) Income Taxes
The domestic and foreign components of income before provision for (benefit from) income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2019	2020
Domestic	$(125,014)	$(5,274)
International	324	4,676
Loss before income taxes	$(124,690)	$(598)

Schedule of Provision for (Benefit from) Income Taxes
The provision for (benefit from) income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2019	2020
Current:
Federal and Foreign	$270	$1,113
State	34	90
Total current tax expense	304	1,203
Deferred:
Federal and Foreign	(691)	628
State	2	1
Total deferred tax expense	(689)	629
(Benefit from) provision for income taxes	$(385)	$1,832

Schedule of Reconciliation of the Statutory Federal Income Tax Rate to Effective Tax Rate
The following table presents the reconciliation of the statutory federal income tax rate to our effective tax rate:

	Year Ended December 31,
	2019	2020
Tax at federal statutory rate	21.0%	21.0%
Foreign and state income taxes	1.9%	110.3%
Permanent differences	(11.5)%	(186.3)%
Change in valuation allowance	(9.3)%	(447.8)%
Research and development tax credit	—%	192.7%
Return to provision adjustments	(0.1)%	(18.5)%
Other, net	(1.8)%	22.6%
Effective tax rate	0.3%	(306.2)%

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	Year Ended December 31,
	2019	2020
Deferred tax assets:
Net operating loss carryforward	$16,234	$12,156
Deferred revenue	9,639	16,007
Stock-based compensation	2,843	2,838
Operating lease liabilities	1,729	2,521
Research and development tax credit	—	1,151
Other	514	429
Gross deferred tax assets	30,959	35,102
Less: Valuation allowances	(19,169)	(21,862)
Total deferred tax assets	$11,790	$13,240
Deferred tax liabilities:
Deferred commissions	$(5,642)	$(7,398)
Property, equipment and intangible assets	(3,598)	(2,918)
Operating lease right of use assets, net	(1,853)	(2,440)
Other	(61)	(361)
Total deferred tax liabilities	(11,154)	(13,117)
Net deferred tax assets	$636	$123